Restricted Investments - Disclosure of Restricted Investments (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial assets [line items]
Restricted investments	R 6,731	R 6,044
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	6,716	6,030	R 5,673
Investments held by social trust funds
Disclosure of financial assets [line items]
Restricted investments	R 15	R 14